Segment And Geographic Information (Schedule Of Segment Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 21,035,931	¥ 20,702,427	¥ 20,284,949
Operating Segments
Segment Reporting Information [Line Items]
Consolidated total assets	30,012,885	29,497,017	29,592,314
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	6,995,750	7,041,285	7,162,076
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	2,762,138	2,609,666	2,314,780
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,341,102	7,326,360	7,676,820
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,981,578	1,930,349	1,774,562
Operating Segments | Other
Segment Reporting Information [Line Items]
Consolidated total assets	10,932,317	10,589,357	10,664,076
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (8,976,954)	¥ (8,794,590)	¥ (9,307,365)